                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10401

                                  Zodiac Trust
               (Exact name of registrant as specified in charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
               (Address of principal executive offices) (Zip code)

                            Elaine E. Richards, Esq.
                         U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 2/nd/ Floor
                           Milwaukee, Wisconsin 53202
                     (Name and address of agent for service)

                                 (414) 287-3338
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2003

Date of reporting period:  August 31, 2003

Item 1. Report to Stockholders.

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                                August 31, 2003

               Commercial Paper (94.4%)
                                          Principal    Amortized
                                           Amount      Cost/(a)/
                                         ------------ ------------
              Asset-Backed (58.2%):
              Barton Capital Corp.,
               1.06%, 10/03/03/(b)/..... $  2,000,000 $  1,998,116
              Barton Capital Corp.,
               1.06%, 10/06/03/(b)/.....    2,500,000    2,497,424
              Bavaria Global Corp.,
               1.25%, 9/04/03/(b)/......    1,500,000    1,499,844
              Bavaria Global Corp.,
               1.09%, 11/20/03/(b)/.....    5,000,000    4,987,889
              Ciesco LLC,
               1.01%, 9/05/03...........    3,000,000    2,999,663
              Clipper Receivables Corp.,
               1.06%, 9/23/03/(b)/......    3,000,000    2,998,057
              Cooperative Assoc. of
               Tractor,
               1.29%, 9/11/03...........    1,500,000    1,499,462
              Cooperative Assoc. of
               Tractor,
               1.23%, 9/19/03...........    1,000,000      999,385
              Cooperative Assoc. of
               Tractor,
               1.10%, 9/22/03...........      500,000      499,679
              Cooperative Assoc. of
               Tractor,
               1.08%, 10/16/03..........    1,500,000    1,497,975
              Cooperative Assoc. of
               Tractor,
               1.08%, 10/29/03..........    1,500,000    1,497,390
              Cooperative Assoc. of
               Tractor,
               1.10%, 11/06/03..........    1,000,000      997,983
              Cooperative Assoc. of
               Tractor,
               1.05%, 12/10/03..........    1,000,000      997,083
              Cooperative Assoc. of
               Tractor,
               1.08%, 12/19/03..........    1,500,000    1,495,095
              Dealers Capital,
               1.09%, 9/08/03...........    1,000,000      999,788
              Dealers Capital,
               1.02%, 9/23/03...........    4,250,000    4,247,355
              Dealers Capital,
               1.08%, 10/14/03..........    1,000,000      998,710
              Dealers Capital,
               1.06%, 10/21/03..........    1,000,000      998,528
              Dealers Capital,
               1.08%, 11/12/03..........    1,000,000      997,840

              Commercial Paper, continued
                                          Principal    Amortized
                                           Amount      Cost/(a)/
                                         ------------ ------------
             Dealers Capital,
              1.05%, 1/07/04............ $  1,500,000 $  1,494,400
             Eagle Funding Capital
              Corp.,
              1.06%, 9/03/03/(b)/.......    3,000,000    2,999,823
             Eagle Funding Capital
              Corp.,
              1.07%, 9/12/03/(b)/.......    6,000,000    5,998,038
             Edison Asset Securitization
              LLC,
              1.02%, 10/09/03/(b)/......    2,000,000    1,997,847
             Edison Asset Securitization
              LLC,
              1.05%, 10/20/03/(b)/......    4,000,000    3,994,229
             Falcon Asset Securitization
              Corp.,
              1.08%, 9/16/03/(b)/.......      400,000      399,820
             Falcon Asset Securitization
              Corp.,
              1.07%, 9/26/03/(b)/.......    3,755,000    3,752,210
             Galleon Capital Corp.,
              1.04%, 9/05/03/(b)/.......    2,000,000    1,999,769
             Galleon Capital Corp.,
              1.22%, 9/19/03/(b)/.......    4,000,000    3,997,560
             Market Street Funding,
              1.07%, 9/24/03/(b)/.......    2,000,000    1,998,633
             Market Street Funding,
              1.06%, 10/14/03/(b)/......    3,000,000    2,996,202
             Montauk Funding Corp.,
              1.07%, 10/21/03/(b)/......    2,000,000    1,997,028
             Montauk Funding Corp.,
              1.12%, 1/05/04/(b)/.......    3,000,000    2,988,240
             Montauk Funding Corp.,
              1.12%, 1/06/04/(b)/.......    2,000,000    1,992,098
             Old Line Funding Corp.,
              1.02%, 9/12/03/(b)/.......    4,000,000    3,998,753
             Old Line Funding Corp.,
              1.05%, 9/23/03/(b)/.......    1,061,000    1,060,319
             Thames Asset Global
              Securitization,
              1.06%, 9/10/03/(b)/.......    4,000,000    3,998,940
             Thames Asset Global
              Securitization,
              1.04%, 10/01/03/(b)/......    5,571,000    5,566,172
             Triple A One Funding
              Corp.,
              1.08%, 9/16/03/(b)/.......    1,000,000      999,550

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


                                              Schedule of Portfolio Investments
                                                                August 31, 2003

              Commercial Paper, continued
                                          Principal    Amortized
                                           Amount      Cost/(a)/
                                         ------------ ------------
             Triple A One Funding
              Corp.,
              1.08%, 10/08/03/(b)/...... $    800,000 $    799,112
             Windmill Funding Corp.,
              0.91%, 9/03/03/(b)/.......    2,000,000    1,999,899
             Windmill Funding Corp.,
              1.06%, 10/22/03/(b)/......    5,000,000    4,992,492
             World Omni Vehicle
              Leasing,
              1.06%, 9/11/03/(b)/.......    2,000,000    1,999,411
             World Omni Vehicle
              Leasing,
              1.06%, 9/12/03/(b)/.......    7,000,000    6,997,733
             Yorkshire Building Society,
              1.03%, 10/16/03...........    5,000,000    4,993,562
             Yorkshire Building Society,
              1.04%, 12/03/03...........    5,000,000    4,986,567
                                                      ------------
                                                       115,705,673
                                                      ------------
             Banks (11.6%):
             NBNZ International Ltd,
              1.045%, 10/30/03/(b)/.....   10,000,000    9,982,620
             Nordea North America Inc.,
              1.03%, 10/17/03...........    4,000,000    3,994,736
             Svenska Handelsbank Inc.,
              1.025%, 9/22/03...........    9,000,000    8,994,607
                                                      ------------
                                                        22,971,963
                                                      ------------
             Consumer Products (1.5%):
             L'Oreal USA, Inc.,
              1.06%, 9/23/03/(b)/.......    3,000,000    2,998,057
                                                      ------------
             Financial Services (11.6%):
             CIT Group Inc.,
              1.24%, 9/26/03............    3,000,000    2,997,417
             CIT Group Inc.,
              1.02%, 10/01/03...........    3,000,000    2,997,450
             CIT Group Inc.,
              2.36%, 1/09/04............    2,000,000    2,000,000
             Duff & Phelps Utilities
              Income Inc.,
              1.23%, 10/08/03/(b)/......    1,500,000    1,498,104
             Duff & Phelps Utilities
              Income Inc.,
              1.13%, 12/03/03/(b)/......    2,500,000    2,492,702
             Goldman Sachs Group
              Inc.,
              0.92%, 11/26/03...........    4,000,000    3,991,209

               Commercial Paper, continued
                                          Principal    Amortized
                                           Amount      Cost/(a)/
                                         ------------ ------------
              Household Finance Corp.,
               1.04%, 9/05/03........... $  3,000,000 $  2,999,653
              Household Finance Corp.,
               1.04%, 10/10/03..........    3,000,000    2,996,620
              UBS Finance Delaware
               LLC,
               0.92%, 1/15/04...........    1,000,000      996,524
                                                      ------------
                                                        22,969,679
                                                      ------------
              Insurance (3.3%):
              Alfa Corp.,
               1.03%, 9/12/03...........    6,500,000    6,497,954
                                                      ------------
              Utilities (8.2%):
              FPL Fuels Inc.,
               1.05%, 9/26/03...........    3,000,000    2,997,812
              FPL Fuels Inc.,
               1.12%, 9/26/03...........    4,400,000    4,396,578
              MDU Resources Group
               Inc.,
               1.08%, 9/03/03...........    1,000,000      999,940
              MDU Resources Group
               Inc.,
               1.08%, 9/24/03...........    6,000,000    5,995,860
              South Carolina Electric &
               Gas Co.,
               1.09%, 9/02/03...........    2,000,000    1,999,939
                                                      ------------
                                                        16,390,129
                                                      ------------
              TOTAL COMMERCIAL PAPER                   187,533,455
                                                      ------------
               Corporate Bond (0.8%)
              Financial Services (0.8%):
              CIT Group Inc.,
               7.50%, 11/14/03..........    1,500,000    1,516,327
                                                      ------------
              TOTAL CORPORATE BOND                       1,516,327
                                                      ------------
               Floating Rate Note (4.3%)
              Insurance (4.3%):
              Racers Series 1999-35-
               MM--Zurich Capital
               Markets Trust Notes,
               1.26%, 9/16/03/(c)/......    8,500,000    8,500,000
                                                      ------------
              TOTAL FLOATING RATE NOTE                   8,500,000
                                                      ------------

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

Schedule of Portfolio Investments
August 31, 2003



              Investment Company (0.7%)
                                                        Amortized
                                             Shares     Cost/(a)/
                                            --------- ------------
             SEI Daily Income Prime
              Obligation Fund.............. 1,421,702 $  1,421,702
                                                      ------------
             TOTAL INVESTMENT COMPANY                    1,421,702
                                                      ------------
             TOTAL INVESTMENTS 100.2%                  198,971,484
                                                      ------------
             Liabilities, less Other Assets
              (0.2)%.......................               (388,534)
                                                      ------------
             TOTAL NET ASSETS 100.0%                  $198,582,950
                                                      ============

------
/(a)/ Cost for federal income tax and financial reporting purposes are the same. /(b)/ Section 4(2) paper which is unregistered and restricted on its resale.
      The Portfolio's Adviser has determined these securities to be liquid. /(C)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO


              Statement of Assets and Liabilities

                                                    August 31, 2003
             Assets:
             Investments, at value (cost
              $198,971,484)..................          $198,971,484
             Interest receivable.............                47,373
             Receivable for capital shares
              sold...........................               102,294
             Other assets....................                12,919
                                                       ------------
               Total Assets..................           199,134,070

             Liabilities:
             Payable for capital shares
              redeemed....................... $274,077
             Payable to affiliates...........  108,037
             Payable for shareholder
              servicing fees.................  114,107
             Other liabilities...............   54,899
                                              --------
               Total Liabilities.............               551,120
                                                       ------------
             Net Assets......................          $198,582,950
                                                       ============
               Shares of beneficial interest
                outstanding (unlimited
                number of shares
                authorized, $0.001 par
                value).......................           198,582,950
                                                       ============
               Net asset value, redemption
                price and offering price per
                share........................                 $1.00
                                                              =====


              Statement of Operations

                                         Year Ended August 31, 2003
             Investment Income:
             Interest income...............            $ 3,256,363
                                                       -----------
             Expenses:
             Shareholder servicing fees.... $1,702,527
             Investment advisory fees......    908,014
             Fund administration and
              accounting fees..............    454,007
             Custody fees..................     64,587
             Transfer agent fees and
              expenses.....................     30,553
             Reports to shareholders.......     25,956
             Federal and state registration
              fees.........................     20,436
             Legal fees....................     16,951
             Audit fees....................     14,101
             Trustees' fees and related
              expenses.....................      8,390
             Pricing fees..................      2,354
             Other expenses................     12,141
                                            ----------
               Total expenses before
                voluntary and contractual
                waivers....................              3,260,017
               Expenses waived.............             (1,089,617)
                                                       -----------
               Net Expenses................              2,170,400
                                                       -----------
               Net Investment Income.......              1,085,963
                                                       -----------
               Change in net assets
                resulting from operations..            $ 1,085,963
                                                       ===========

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Statements of Changes in Net Assets
                                                                        Year Ended    Period Ended
                                                                        August 31,     August 31,
                                                                           2003        2002/(a)/
                                                                      -------------  -------------
Operations:
  Net investment income.............................................. $   1,085,963  $   2,611,637
  Net realized gain from investment transactions.....................            --         60,443
                                                                      -------------  -------------
Net increase in net assets from operations...........................     1,085,963      2,672,080
                                                                      -------------  -------------
Distributions to Shareholders:
  From net investment income.........................................    (1,085,963)    (2,611,637)
  From net realized gain on investments..............................            --        (60,443)
                                                                      -------------  -------------
Net decrease in net assets from distributions to shareholders........    (1,085,963)    (2,672,080)
                                                                      -------------  -------------
Capital Share Transactions:
  Shares sold........................................................   152,017,654    400,029,630
  Shares issued to holders in reinvestment of distributions..........     1,085,963      2,672,080
  Shares redeemed....................................................  (187,387,262)  (169,935,115)
                                                                      -------------  -------------
Net increase (decrease) in net assets from capital share transactions   (34,283,645)   232,766,595
                                                                      -------------  -------------
Total increase (decrease) in net assets..............................   (34,283,645)   232,766,595

Net Assets:
  Beginning of period................................................   232,866,595        100,000
                                                                      -------------  -------------
  End of period...................................................... $ 198,582,950  $ 232,866,595
                                                                      =============  =============

------
/(a)/ Portfolio commenced operations on September 20, 2001.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

 Financial Highlights
                                                        Year Ended        Period Ended
                                                        August 31,         August 31,
                                                           2003            2002/(a)/
                                                     ----------         ------------
Net Asset Value, Beginning of Period................  $   1.00            $   1.00
                                                      --------            --------
Investment Activities:
  Net investment income.............................       -- /(b)/           0.01
  Net realized gain on investments..................        --                 -- /(b)/
                                                      --------            --------
  Total from Investment Activities..................       -- /(b)/           0.01
                                                      --------            --------
Distributions:
  Net investment income.............................       -- /(b)/          (0.01)
  Net realized gain on investments..................        --                 -- /(b)/
                                                      --------            --------
  Total Distributions...............................       -- /(b)/          (0.01)
                                                      --------            --------
Net Asset Value, End of Period......................  $   1.00            $   1.00
                                                      ========            ========
Total Return........................................      0.47%               1.09%/(c)/

Ratios/Supplementary Data:
Net Assets at end of period (000)...................  $198,583            $232,867
Ratio of expenses to average net assets.............      0.96%/(d)(e)/       0.97%/(d)(e)/
Ratio of net investment income to average net assets      0.48%/(d)(e)/       1.12%/(d)(e)/

------
/(a)/ Portfolio commenced operations on September 20, 2001.
/(b)/ Less than one cent per share.
/(c)/ Not annualized.
/(d)/ Annualized.
/(e)/ Net of fees voluntarily and contractually reduced. The effect of the voluntary waivers was 0.37% and the effect of the contractual waiver was 0.11% for each period. If such fee reductions had not occurred, the ratio of net expenses to average net assets would have been 1.44% and 1.45% and the ratio of net investment income to average net assets would have been 0.00% and 0.64% for the periods ended August 31, 2003 and August 31, 2002, respectively.

                       See notes to financial statements

CONNING MONEY MARKET PORTFOLIO

                         Notes to Financial Statements
                                August 31, 2003


(1) Organization

   Zodiac Trust (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with a diversified portfolio, the Conning Money Market Portfolio (the "Portfolio"). The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Portfolio became effective on September 19, 2001 and commenced operations on September 20, 2001. Costs incurred by the Portfolio in connection with the organization, registration and the initial public offering of shares were paid by Conning Asset Management Company (the "Adviser").

(2) Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

  (a) Investment Valuation

   The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Section 4(2) paper

   Commercial paper in which the Portfolio invests may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called private placement exemption in Section 4(2) of the 1933 Act ("Section 4(2) paper").
   Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be similarly made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper. Investment by the Portfolio in Section 4(2) paper could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Section 4(2) paper will not be considered illiquid, however, if the Portfolio's Adviser has determined that a liquid trading market exists for such securities. At August 31, 2003, Section 4(2) paper amounted to $100,476,691 or 50.6%, of the Portfolio's net assets. The Portfolio's Adviser has determined these securities to be liquid.

  (c) Federal Income Taxes

   The Portfolio intends to comply with the requirement of Subchapter M of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                August 31, 2003


  (d) Distributions to Shareholders

   The Portfolio declares dividends from net investment income daily and pays them monthly. Net realized capital gains, if any, are distributed at least annually. Any short-term capital gains are included in ordinary income for tax purposes. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to comply with certain distribution requirements of the Internal Revenue Code. The Portfolio distributed $1,085,963 of ordinary income during the year ended August 31, 2003.

   The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2003, the Portfolio had a capital loss carryforward of $783 with an expiration date of August 31, 2011. At August 31, 2003, the Portfolio had a post-October loss of $192.

   As of August 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                   Undistributed ordinary income....... $975
                   Undistributed long-term capital gain   --
                                                        ----
                   Total distributable earnings........ $975
                                                        ====

  (e) Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (f) Other

   Investment transactions are recorded on the trade date. The Portfolio determines the gain or loss from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income, including accretion of discount and amortization of premium on investments, is accrued on a daily basis. Dividend income is recognized on the ex-dividend date.

(3) Related Party Transactions

   The Trust has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Adviser for its management services at the annual rate of 0.40% of the Portfolio's average daily net assets.

                                   Continued

CONNING MONEY MARKET PORTFOLIO

                                August 31, 2003


   A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC, and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Portfolio. An officer of the Trust is affiliated with Quasar Distributors, LLC, which provides distribution services for the Portfolio.

   The Trust has a Fund Administration Servicing Agreement (the "Agreement") with U.S. Bancorp Fund Services, LLC to furnish fund administration services to the Portfolio. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates U.S. Bancorp Fund Services, LLC for its fund administration services at the annual rate of 0.20% of the Portfolio's average daily net assets. U.S. Bancorp Fund Services, LLC has contractually agreed to waive 0.11% of these fees on the first $250 million and 0.08% on the next $250 million of net assets.

   Fees may be voluntarily or contractually reduced to assist the Portfolio in maintaining a more competitive expense ratio. Information regarding fee reduction transactions are as follows for the year ended August 31, 2003:

                                           Investment
                                            Advisory  Administration
                                              Fees         Fees
                                           ---------- --------------
                                           Voluntary   Contractual
                                              Fee          Fee
                                           Reductions   Reductions
                                           ---------- --------------
            Conning Money Market Portfolio  $635,610     $249,704

(4) Shareholder Servicing Fees

   Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support. Shareholder servicing fees that were voluntarily reduced were in the amount of $204,303 for the year ended August 31, 2003.

(5) Capital Share Transactions

   Transactions in shares of the Conning Money Market Portfolio were as follows:

                                                           Year Ended   Period Ended
                                                           August 31,    August 31,
                                                              2003       2002/(a)/
                                                          ------------  ------------
Shares sold..............................................  152,017,654   400,029,630
Shares issued to holders in reinvestment of distributions    1,085,963     2,672,079
Shares redeemed.......................................... (187,387,262) (169,935,114)
                                                          ------------  ------------
Net Decrease.............................................  (34,283,645)  232,766,595
                                                          ============  ============

   ---
/(a)/ Portfolio commenced operations on September 20, 2001.

                         INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Conning Money Market Portfolio

We have audited the accompanying statement of assets and liabilities of Conning Money Market Portfolio (the "Portfolio"), including the schedule of portfolio investments, as of August 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year ended August 31, 2003 and for the period from September 20, 2001 (commencement of operations) to August 31, 2002. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conning Money Market Portfolio as of August 31, 2003, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year ended August 31, 2003 and for the period from September 20, 2001 (commencement of operations) to August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Milwaukee, WI
October 17, 2003

CONNING MONEY MARKET PORTFOLIO

                            Additional Information
                                  (Unaudited)

Information about Trustees and Officers

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below. The SAI includes additional information about the Portfolio's Trustees and Officers and is available, without charge, upon request by calling 1-800-452-2724.

Non-Interested Trustees

                               Term of                            Number of
                     Position  Office and  Principal Occupation   Portfolios Other
Name,                Held with Length of   During Past            Overseen   Directorships
Address and Age      the Trust Time Served Five Years             by Trustee Held by Trustee
---------------      --------- ----------- ---------------------- ---------- ---------------
Dr. Michael D. Akers  Trustee  Indefinite  Associate Professor of     1        MUTUALS.com
Straz Hall, 481                term; Since Accounting, Marquette               Board of
606 N. 13th Street             2001        University (1996-                   Trustees
Milwaukee, WI 53201                        present).                           Trustee
Age: 48

Gary A. Drska         Trustee  Indefinite  Captain, Midwest           1        MUTUALS.com
6744 S. Howell Ave.            term; Since Airlines (2000-                     Board of
Oak Creek, WI 53154            2001        present); Director-                 Trustees
Age: 46                                    Flight Standards and                Trustee
                                           Training (July 1990-
                                           December 1999).

Interested Trustees and Officers

                                     Term of                                 Number of
                       Position(s)   Office and       Principal Occupation   Portfolios Other
Name,                  Held with     Length of        During Past            Overseen   Directorships
Address and Age        the Trust     Time Served      Five Years             by Trustee Held by Trustee
---------------        ------------- ---------------- ---------------------- ---------- ---------------
Joseph C. Neuberger    Trustee and   Indefinite term; Senior Vice President,      1       MUTUALS.com
615 E. Michigan Street Chairperson   Since 2001       U.S. Bancorp Fund                   Board of
Milwaukee, WI 53202                                   Services, LLC                       Trustees
Age: 41                                               (1994-present).                     Trustee and
                                                                                          Chairperson

Garett Plona           President and Indefinite       Portfolio Manager,        N/A       N/A
CityPlace II           Treasurer     Term; Since      Conning Asset
185 Asylum St.                       August 28, 2003  Management Company
Hartford, CT 06103                                    (1999-present);
Age: 32                                               Equity Analyst,
                                                      Knights of Columbus
                                                      (1996-1999).

John J. Gauthier       Vice          Indefinite       Senior Vice President     N/A       N/A
CityPlace II           President     Term; Since      and Portfolio
185 Asylum St.                       August 22, 2001  Manager, Conning
Hartford, CT 06103                                    Asset Management
Age: 40                                               Company (1997-
                                                      present); Portfolio
                                                      Manager, General
                                                      Reinsurance Corp., a
                                                      reinsurance company.

CONNING MONEY MARKET PORTFOLIO

                                  (Unaudited)


                                Term of                          Number of
                    Position(s) Office and  Principal Occupation Portfolios Other
Name,               Held with   Length of   During Past          Overseen   Directorships
Address and Age     the Trust   Time Served Five Years           by Trustee Held by Trustee
---------------     ----------- ----------- -------------------- ---------- ---------------

Eric W. Falkeis      Vice       Indefinite  Vice President, U.S.    N/A           N/A
615 E. Michigan St.  President  Term; Since Bancorp Fund
Milwaukee, WI                   August 22,  Services, LLC (2001-
53202                           2001        present);
Age: 29                                     Assistant Vice
                                            President, U.S.
                                            Bancorp Fund
                                            Services, LLC (1997-
                                            2001).

Elaine E. Richards   Secretary  Indefinite  Vice President, U.S.    N/A           N/A
615 E. Michigan St.             Term; Since Bancorp Fund
Milwaukee, WI                   August 22,  Services, LLC (1998-
53202                           2001        present); Associate
Age: 35                                     Counsel, Reinhart,
                                            Boerner, Van Deuren,
                                            Norris and
                                            Rieselbach, S.C.
                                            (1995-1998).

INVESTMENT ADVISER
Conning Asset Management Company
City Place II
185 Asylum Street
Hartford, Connecticut 06103-4105

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

AUDITORS
Deloitte & Touche LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

TRANSFER AGENT, FUND
ACCOUNTANT AND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is submitted for the general information of the shareholders of the Conning Money Market Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information. An investment in the Portfolio is NOT INSURED BY THE FDIC or any other governmental agency, is not a deposit or obligation of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                        CONNING MONEY MARKET PORTFOLIO

                         [LOGO] Conning Asset Management

                                 ANNUAL REPORT

                                August 31, 2003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, controller and other senior financial officers of the Trust. A copy of the registrant's code of ethics is filed herewith as Exhibit (a)(1). The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-452-2724.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules. Dr. Akers holds a Ph.D. in accountancy and is an associate professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on the evaluation of the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's President and Treasurer has determined that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Any code of ethics or amendment thereto. Filed herewith.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Zodiac Trust

     By (Signature and Title) /s/ Garett Plona
                             -----------------------------------------------
                              Garett Plona, President and Treasurer

     Date      October 31, 2003
          ------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Garett Plona
                             -----------------------------------------------
                              Garett Plona, President and Treasurer

     Date        October 31, 2003
         -------------------------------------------------------------------